Form N-1A Supplement	Dec. 30, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED JULY 1, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF PUTNAM FOCUSED LARGE CAP GROWTH ETF (THE “FUND”)
TRANSPARENCY CONVERSION
On June 27, 2025, the Board of Trustees of Putnam ETF Trust approved a change in the Fund’s structure from a “semi-transparent” exchange-traded fund (“ETF”), which does not publicly disclose its complete portfolio holdings each business day, to a “transparent” ETF, which will disclose its complete portfolio holdings daily and operate in reliance on Rule 6c‑11 under the Investment Company Act of 1940. This change is expected to take effect on or about September 15, 2025 (the “Effective Date”), although the Effective Date may be delayed. This supplement is intended to provide advance notice of the change to shareholders of the Fund.
Currently, the Fund operates as a “semi-transparent” actively-managed ETF pursuant to an exemptive order (the “Order”) from the Securities and Exchange Commission. The Order permits the Fund to operate without publicly disclosing its complete portfolio holdings each business day. Instead, the Fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of its net asset value per share at the end of the prior business day. The Tracking Basket Weight Overlap is intended to provide investors with an understanding of how similar the Tracking Basket is to the Fund’s actual portfolio in percentage terms. In addition, under the terms of the Order, the Fund’s investments are limited to the following: exchange-traded common stocks excluding penny stocks, exchange-traded preferred stocks, common stocks listed on a foreign exchange that trade on that exchange contemporaneously with shares of the Fund, other ETFs, exchange-traded notes, exchange-traded American Depositary Receipts, exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metals trusts, exchange-traded currency trusts, and exchange-traded futures that trade contemporaneously with shares of the Fund, as well as cash, short-term U.S. Treasury securities, government money market funds, and repurchase agreements (collectively, “Permissible Investments”).
As of the Effective Date, the Fund will no longer operate in reliance on the Order as a “semi-transparent” actively-managed ETF and will instead operate as a “transparent” actively-managed ETF that will disclose full portfolio holdings daily and operate in reliance on Rule 6c‑11 under the Investment Company Act of 1940. In addition, as of the Effective Date, the Fund will publish its complete portfolio holdings on its website each business day and will no longer publish its Tracking Basket or Tracking Basket Weight Overlap on the website. The Fund’s Summary Prospectus, Prospectus, and SAI will be revised, as of the Effective Date, in connection with the changes described above. In particular, although the Fund’s investment objectives, strategies, fees, and expenses are not expected to change as a result of the Fund starting to operate as a “transparent” actively-managed ETF, the Fund’s principal investment strategies and risks disclosure will be revised to remove references to the Order and its terms, requirements, and limitations (including those relating to Permissible Investments), and references to the Tracking Basket, the Tracking Basket Weight Overlap, and related disclosure will be removed.
MANAGEMENT FEE REDUCTION
Effective July 1, 2025, the Fund’s all‑inclusive management fee is reduced from 0.55% to 0.49%. Therefore, the Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:
I.	The following replaces the “Annual fund operating expenses” and “Example” tables in the section of the Fund’s Summary Prospectus and Prospectus titled “Fees and Expenses”:
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses
0.49%	0.00%	0.01%	0.50%
1.  Management fees of the fund have been restated to reflect the reduced management fee effective July 1, 2025. Consequently, the total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

1 year	3 years	5 years	10 years
$51	$160	$279	$629

Putnam Focused Large Cap Growth ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED JULY 1, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF PUTNAM FOCUSED LARGE CAP GROWTH ETF (THE “FUND”)
TRANSPARENCY CONVERSION
On June 27, 2025, the Board of Trustees of Putnam ETF Trust approved a change in the Fund’s structure from a “semi-transparent” exchange-traded fund (“ETF”), which does not publicly disclose its complete portfolio holdings each business day, to a “transparent” ETF, which will disclose its complete portfolio holdings daily and operate in reliance on Rule 6c‑11 under the Investment Company Act of 1940. This change is expected to take effect on or about September 15, 2025 (the “Effective Date”), although the Effective Date may be delayed. This supplement is intended to provide advance notice of the change to shareholders of the Fund.
Currently, the Fund operates as a “semi-transparent” actively-managed ETF pursuant to an exemptive order (the “Order”) from the Securities and Exchange Commission. The Order permits the Fund to operate without publicly disclosing its complete portfolio holdings each business day. Instead, the Fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of its net asset value per share at the end of the prior business day. The Tracking Basket Weight Overlap is intended to provide investors with an understanding of how similar the Tracking Basket is to the Fund’s actual portfolio in percentage terms. In addition, under the terms of the Order, the Fund’s investments are limited to the following: exchange-traded common stocks excluding penny stocks, exchange-traded preferred stocks, common stocks listed on a foreign exchange that trade on that exchange contemporaneously with shares of the Fund, other ETFs, exchange-traded notes, exchange-traded American Depositary Receipts, exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metals trusts, exchange-traded currency trusts, and exchange-traded futures that trade contemporaneously with shares of the Fund, as well as cash, short-term U.S. Treasury securities, government money market funds, and repurchase agreements (collectively, “Permissible Investments”).
As of the Effective Date, the Fund will no longer operate in reliance on the Order as a “semi-transparent” actively-managed ETF and will instead operate as a “transparent” actively-managed ETF that will disclose full portfolio holdings daily and operate in reliance on Rule 6c‑11 under the Investment Company Act of 1940. In addition, as of the Effective Date, the Fund will publish its complete portfolio holdings on its website each business day and will no longer publish its Tracking Basket or Tracking Basket Weight Overlap on the website. The Fund’s Summary Prospectus, Prospectus, and SAI will be revised, as of the Effective Date, in connection with the changes described above. In particular, although the Fund’s investment objectives, strategies, fees, and expenses are not expected to change as a result of the Fund starting to operate as a “transparent” actively-managed ETF, the Fund’s principal investment strategies and risks disclosure will be revised to remove references to the Order and its terms, requirements, and limitations (including those relating to Permissible Investments), and references to the Tracking Basket, the Tracking Basket Weight Overlap, and related disclosure will be removed.
MANAGEMENT FEE REDUCTION
Effective July 1, 2025, the Fund’s all‑inclusive management fee is reduced from 0.55% to 0.49%. Therefore, the Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:
I.	The following replaces the “Annual fund operating expenses” and “Example” tables in the section of the Fund’s Summary Prospectus and Prospectus titled “Fees and Expenses”:
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses
0.49%	0.00%	0.01%	0.50%
1.  Management fees of the fund have been restated to reflect the reduced management fee effective July 1, 2025. Consequently, the total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

1 year	3 years	5 years	10 years
$51	$160	$279	$629